Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	December 31,
	2021	2022	2023
Cash and cash equivalents	$448,623	$165,033	$200,081
Cash and cash equivalents included in funds receivable	$10,063	$46,302	$68,334
Restricted cash included in other assets	$213	$187	$182

Total cash, cash equivalents, and restricted cash	$458,899	$211,522	$268,597

Schedule of accumulated other comprehensive income
	Year ended December 31,
	2021	2022	2023
	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on marketable securities
Beginning balance	$111	$(159)	$(1,926)
Net current period other comprehensive income (loss)	(410)	(1,840)	506
reclassification adjustments for losses included in net income	140	73	-
Total accumulated other comprehensive loss	$(159)	$(1,926)	$(1,420)

Schedule of estimated useful lives of property plant and equipment
Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease
term or estimated useful life

Schedule of estimated useful lives intangible assets
Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Schedule of revenue by category
	Year Ended December 31,
	2021		2022		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)

Service fees	$96,659	39%	$181,887	44%	$262,255	46%
Fulfillment services	148,615	61%	227,162	56%	307,692	54%

Total revenue	$245,274	100%	$409,049	100%	$569,946	100%
	Year Ended December 31,
	2021		2022		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)

United States	71,095	29%	173,967	43%	285,619	50%
United Kingdom	$113,835	47%	$146,562	36%	$173,584	30%
European Union	58,177	23%	78,491	19%	92,566	16%
Israel	1,052	* )	1,357	* )	1,806	* )
Other	1,115	* )	8,672	2%	16,371	3%

Total revenue	$245,274	100%	$409,049	100%	$569,946	100%

*) Less than 1%

Schedule of deferred contract acquisition costs
	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Beginning balance	$987	$1,801	$2,562
Additions to deferred contract acquisition costs	1,188	1,378	1,463
Amortization of deferred contract acquisition costs	(374)	(617)	(868)
Ending balance	$1,801	$2,562	$3,157

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$487	$737	$970
Deferred contract acquisition costs, noncurrent	1,314	1,825	2,187
Total deferred contract acquisition costs	$1,801	$2,562	$3,157
Year Ended December 31,
2023
(in thousands)

Beginning balance	$-
Additions to deferred contract acquisition costs	659
Amortization of deferred contract acquisition costs	(46)
Ending balance	$613

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$133
Deferred contract acquisition costs, noncurrent	481
Total deferred contract acquisition costs	$613

Schedule of property and equipment, net by geographical region
	December 31,
	2021	2022	2023
	(in thousands)

Israel	$18,383	$22,823	$23,113
United Kingdom	2,642	3,279	2,799
United States	2,326	3,828	7,265
Rest of world	26	71	111
Total assets, net	$23,377	$30,001	$33,288

Schedule of warrants to preferred shares
	Year Ended December 31
	2021	2022	2023
	(in thousands)
Beginning of the year	$5,738	$-	$-
Change in fair value	5,872	-	-
Conversion to shares	(11,610)	-	-
End of year	$-	$-	$-

Schedule of error corrections and prior period adjustments

	Year Ended December 31, 2022
	As Previously Stated	Adjustment	As Revised
	(in thousands)

Unrealized loss (gain) on foreign currency	$-	$7,843	$7,843
Net cash provided by operating activities	$81,485	$7,843	$89,328
Exchange rate differences on balances of cash, cash equivalents and restricted cash	$-	$(7,843)	$(7,843)

	Year Ended December 31, 2021
	As Previously Stated	Adjustment	As Revised
	(in thousands)

Unrealized loss (gain) on foreign currency	$-	$2,403	$2,403
Net cash provided by operating activities	$15,748	$2,403	$18,151
Exchange rate differences on balances of cash, cash equivalents and restricted cash	$-	$(2,403)	$(2,403)